As filed with the Securities and Exchange Commission on February 21, 1997
                                              1933 Act Registration No. 33-80057
                                                                    No. 811-9140


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    FORM N-14


                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933    |X|


                        Pre-Effective Amendment No.   | |
                       Post-Effective Amendment No. 1 |X|

                                   ----------
                              PHOENIX DUFF & PHELPS
                           INSTITUTIONAL MUTUAL FUNDS
         (Exact Name of Registrant as Specified in Declaration of Trust)

               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)

                        Telephone Number: (800) 814-1897

                                   ----------

                              Philip R. McLoughlin
                                Vice Chairman and
                             Chief Executive Officer
                        Phoenix Duff & Phelps Corporation
                               56 Prospect Street
                           Hartford, Connecticut 06115
                     (Name and Address of Agent for Service)


                                   ----------



         Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, the Registrant has previously elected to register an indefinite number of shares and will file a Form 24f-2 with the Commission for its fiscal year ending December 31, 1996 on or before March 1, 1997. Therefore, no filing fee is due at this time.
================================================================================


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                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                 Cross-reference sheet pursuant to Rule 481 (a)
                                 of Regulation C
                        Under the Securities Act of 1933

Form N-14 Item No.

Part A   INFORMATION REQUIRED IN THE PROSPECTUS
Item 1.  Beginning of Registration Statement
         and Outside Front Cover Page of
         Prospectus............................ Outside front cover page of
                                                Proxy Statement/Prospectus

Item 2.  Beginning and Outside Back Cover
         Page of Prospectus.................... Table of Contents

Item 3.  Synopsis and
         Risk Factors.......................... Summary; Risk Factors; Fee
                                                Comparisons

Item 4.  Information about the Transaction..... Summary; The Proposed
                                                Reorganization

Item 5.  Information about the Registrant...... Outside front cover page of
                                                Proxy Statement/Prospectus;
                                                Summary; The Proposed
                                                Reorganization; Other
                                                Information; Prospectus and
                                                Statement of Additional
                                                Information of the Phoenix Fund
                                                (incorporated by reference)
Item 6.  Information about the Trust
         Being Acquired........................ Prospectus and Statement of
                                                Additional Information of the
                                                D&P Fund (incorporated by
                                                reference)

Item 7.  Voting Information.................... Voting Information and
                                                Requirements

Item 8.  Interest of Certain Persons and
         Experts............................... Summary; Reasons for the
                                                Proposed Reorganization
Item 9.  Additional Information Required
         for Reoffering by Persons Deemed to
         be Underwriters....................... Not applicable

Part B   INFORMATION REQUIRED IN A
         STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page............................ Cover Page

Item 11. Table of Contents..................... Table of Contents

Item 12. Additional Information about the
         Registrant............................ Incorporation of Documents by
                                                Reference

Item 13. Additional Information about the
         Trust Being Acquired.................. Incorporation of Documents by
                                                Reference

Item 14. Financial Statements.................. Financial Statements

Part C   OTHER INFORMATION
Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement

     Parts A, B and C (excepting therefrom Items 12 and 16(b)) of Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933 ("1933 Act"), filed on June 3, 1996, are incorporated by reference herein and this Post-Effective Amendment is being filed under 1933 Act Rule 485(b) for the sole purpose satisfying an undertaking of a filing of counsel supporting the tax consequences of the subject reorganization.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 21st day of February, 1997.

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

                           By:   /s/ Philip R. McLoughlin
                                -------------------------
                                 Philip R. McLoughlin
                                 President

                  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 21st day of February, 1997:

         Signature:                                   Title:

_____________________                                 Trustee
C. Duane Blinn*

_____________________                                 Trustee
Robert Chesek*

_____________________                                 Trustee
E. Virgil Conway*

_____________________                                 Trustee
William W. Crawford*

_____________________                                 Treasurer (principal
Nancy G. Curtiss*                                     financial and
                                                      accounting officer)

_____________________                                 Trustee
Harry Dalzell-Payne*

_____________________                                 Trustee
William N. Georgeson*

_____________________                                 Trustee
Francis E. Jeffries*

_____________________                                 Trustee
Leroy Keith, Jr.*

/s/ Philip R. McLoughlin
_____________________                                 Trustee
Philip R. McLoughlin

_____________________                                 Trustee
Eileen A. Moran**

_____________________                                 Trustee
Everett L. Morris*




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


_____________________                                 Trustee
James M. Oates*

_____________________                                 Trustee
Richard A. Pavia*

_____________________                                 Trustee
Calvin J. Pedersen*

_____________________                                 Trustee
Philip R. Reynolds*

_____________________                                 Trustee
Herbert Roth, Jr.*

_____________________                                 Trustee
Richard E. Segerson*

_____________________                                 Trustee
Lowell P. Weicker, Jr.*

------------------------------------------

 * Signed by Philip R. McLoughlin pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 on February 28, 1996.
** Pursuant to a power of attorney filed with Post-Effective Amendment No. 4 on February 11, 1997.

By:    /s/ Philip R. McLoughlin
       ----------------------------
       Philip R. McLoughlin


                                       S-2